Equity - Distributions (Details) - USD ($) $ / shares in Units, $ in Thousands	May 15, 2018	Apr. 24, 2018	Apr. 16, 2018	Feb. 14, 2018	Jan. 23, 2018	Jan. 15, 2018	Nov. 14, 2017	Oct. 19, 2017	Oct. 16, 2017	Aug. 14, 2017	Jul. 20, 2017	May 15, 2017	Apr. 24, 2017	Feb. 14, 2017	Jan. 19, 2017	Nov. 14, 2016	Oct. 20, 2016	Aug. 12, 2016	Jul. 22, 2016	May 13, 2016	Apr. 21, 2016	Feb. 15, 2016	Feb. 08, 2016	Feb. 03, 2016	Jan. 21, 2016	Jan. 19, 2016	Nov. 13, 2015	Nov. 06, 2015	Oct. 22, 2015	Oct. 12, 2015	Aug. 14, 2015	Aug. 07, 2015	Jul. 23, 2015	Jul. 13, 2015	May 15, 2015	May 07, 2015	May 05, 2015	Apr. 24, 2015	Apr. 13, 2015
Distributions
Amount Per Unit (in dollars per unit)		$ 0.3900			$ 0.3900			$ 0.3900			$ 0.3900		$ 0.3900		$ 0.3900		$ 0.3900		$ 0.3900		$ 0.3900				$ 0.6400				$ 0.6400				$ 0.6325					$ 0.6250
Amount Paid to Limited Partners	$ 47,374			$ 47,223			$ 47,000			$ 47,460		$ 46,870		$ 42,923		$ 41,907		$ 41,146		$ 40,626		$ 67,310					$ 67,313				$ 66,248				$ 59,651
Amount Paid to General Partner	82			81			81			81		80		74		72		71		$ 70		$ 16,279					$ 16,277				$ 15,483				$ 13,446
Number of equivalent units that were not eligible to receive a distribution (in units)																								223,077													8,352,902
TLP
Distributions
Amount Per Unit (in dollars per unit)																										$ 0.6700				$ 0.6650				$ 0.6650					$ 0.6650
Amount Paid to Limited Partners																							$ 4,104					$ 4,007				$ 4,007				$ 4,007
Class B Perpetual Preferred Units
Distributions
Distributions paid to preferred unitholders			$ 4,725			$ 4,725			$ 5,670
Other Partners | TLP
Distributions
Amount Paid to Limited Partners																							$ 8,681					$ 8,617				$ 8,617				$ 8,617
Oaktree Capital Management L.P. | Class A Convertible Preferred Units
Distributions
Distributions paid to preferred unitholders	$ 6,449			$ 6,449			$ 6,449			$ 6,449		$ 6,449		$ 6,449		$ 6,449		$ 1,795